Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fixed Assets
3. Fixed Assets	Fixed assets consisted of the following:

	September 30, 2013	December 31, 2012
Manufacturing and lab equipment	$398,264	$288,434
Office furniture and equipment	59,095	6,646
Computers	101,650	7,332
Leasehold improvements	5,957	5,957

	564,966	308,369
Less accumulated depreciation and amortization	(90,411)	(13,892)

	$474,555	$294,477

Fixed assets consisted of the following:

December 31,	2012	2011
Manufacturing and lab equipment	$288,434	$—
Office furniture and equipment	6,646	—
Computers	7,332	2,273
Leasehold improvements	5,957	—
	308,369	2,273
Less accumulated depreciation and amortization	13,892	—
	$294,477	$2,273